Related parties - Transactions with the related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Aju Capital Co., Ltd.
Related parties - Transactions Between related parties [Line Items]
Interest income	₩ 0	₩ 7,332	₩ 6,440
Fees and commission income	0	257	291
Other operating income	0	0	23
Reversal of credit losses	0	0	146
Interest expense	0	(2)	(1)
Fees and commission expense	0	(302)	(694)
General and administrative expenses	0	0	0
Other operating expense	0	(18)	0
Non-operating expense	0	0	0
Provision for credit losses	0	(149)	0
UAMCO., Ltd.
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	4
Fees and commission income	0	0	9
Other operating income	0	0	4
Reversal of credit losses	0	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	(32)
Pohang TechnoPark 2PFV
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	0	0	0
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	(15)	(15)
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
BNP Paribas Cardif Life Insurance
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	4,631	4,265	1,994
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	(10)	(9)	(7)
Other operating expense	0	0	0
Non-operating expense	0	0	(847)
Provision for credit losses	(3)	(1)	(1)
Kukdong Engineering & Construction Co., LTD.
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	26
Fees and commission income	0	0	16
Other operating income	0	0	0
Reversal of credit losses	0	0	1
Interest expense	0	0	(35)
Fees and commission expense	0	0	(3)
General and administrative expenses	0	0	0
Other operating expense	0	0	(15)
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
BNP Paribas Cardif General Insurance
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	4	4	10
Other operating income	0	0	0
Reversal of credit losses	1	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	(1)	(1)
Shinhan K2 Secondary Fund
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	0	665	116
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Dream High Fund III
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	0	0	0
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	0	(5)
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Midas Dong-A Snowball Venture Fund
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	38	28	30
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	(3)	(4)	(3)
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
SHC-EN Fund
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	0	149	54
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
SP New Technology Business investment Fund I
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	41	30	79
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
IBKS-Shinhan Creative Economy New Technology Fund
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	37	50	39
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	(2)	(1)	(2)
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
SH RENTAL SERVICE
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	0	0	0
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	0	(1)
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
SM New Technology Business Investment Fund I
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	55	0	96
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
JAEYOUNG SOLUTEC CO., LTD.
Related parties - Transactions Between related parties [Line Items]
Interest income	654	671	616
Fees and commission income	1	1	1
Other operating income	3	7	0
Reversal of credit losses	1	89	0
Interest expense	(4)	(21)	(47)
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	(15)
Non-operating expense	0	0	0
Provision for credit losses	(55)	0	(160)
Korea Investment Gong-pyeong Office Real Estate Investment Trust 2nd
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	0	55	21
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
The Asia Pacific Capital Fund II L.P.
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	85	175	0
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Shinhan Praxis K-Growth Global Private Equity Fund
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	689	691	391
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Partners 4th Growth Investment Fund
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	0	0	0
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	(16)	(2)	(6)
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Albatross Growth Fund
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	0	0	0
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	(6)	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Shinhan-Albatross Growth Fund
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	152	0	0
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	(21)	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
PSA 1st Fintech Private Equity Fund
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	0	0	0
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	(5)	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
IBKS-Shinhan Creative Economy New Technology Fund II
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	25	22	0
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Midas Dong-A Snowball Venture Fund 2
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	0	0	0
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	(1)	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
SHBNPP Private Korea Equity Long-Short Professional Feeder
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	892	785	506
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
SHBNPP Private Multi Strategy Professional Feeder No.1
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	0	160	0
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Semantic
Related parties - Transactions Between related parties [Line Items]
Interest income	0	15	0
Fees and commission income	0	0	0
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	(1)	0
Branbuil CO., LTD.
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	2	1	0
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	(1)	0
Treenkid
Related parties - Transactions Between related parties [Line Items]
Interest income	0	3	0
Fees and commission income	0	0	0
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
STI New development Co., LTD
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	30	0	0
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Shinhan Fintech New Technology Fund No.1
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	30	0	0
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
KTB New lake medical Global Investment
Related parties - Transactions Between related parties [Line Items]
Interest income	10	0	0
Fees and commission income	0	0	0
Other operating income	(13)	0	0
Reversal of credit losses	0	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Shinhan Global Healthcare Fund 1
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	282	0	0
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Taihan Industrial System Co., Ltd.
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	0
Fees and commission income	2	0	0
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Key management personnel and their immediate relatives:
Related parties - Transactions Between related parties [Line Items]
Interest income	101	68	119
Fees and commission income	0	0	0
Other operating income	0	0	0
Reversal of credit losses	0	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	₩ 0	₩ 0	₩ 0